Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt
2023	$ 1,678
2024	6,713
2025	7,494
2026	6,713
2027	30,734
Total long-term debt	$ 53,332	$ 130,611